                                   SEMIANNUAL
                                FINANCIAL REPORT





                                  JUNE 30, 2003


                                                    NEW ALTERNATIVES FUND, INC.
                                                        FINANCIAL HIGHLIGHTS
                                         STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                                            For each share of capital stock outstanding*

                                    (Unaudited)
                                     Six Months      Year       Year      Year       Year      Year       Year      Year      Year
                                         Ending       End        End       End        End       End        End       End       End
                                           6/30     12/31      12/31     12/31      12/31     12/31      12/31     12/31     12/31
                                           2003      2002       2001      2000       1999      1998       1997      1996      1995

NET ASSET VALUE AT BEGINNING
OF PERIOD                                $24.21     $34.71     $41.29    $28.85     $28.54    $32.07     $30.87    $30.51    $28.14
                                         ------     ------     ------    ------     ------    ------     ------    ------    ------

Investment income                        $ 0.28     $ 0.62     $ 0.75     $0.79     $ 0.66    $ 0.52     $ 0.64    $ 0.73    $ 0.75
Expenses                                   0.17       0.37       0.43      0.42       0.38      0.37       0.38      0.39      0.40
                                         ------     ------     ------    ------     ------    ------     ------    ------    ------

Net investment income                      0.11       0.25       0.32      0.37       0.28      0.15       0.26      0.34      0.35
Net realized & unrealized
gain (loss) on investment                  1.65     (10.50)     (5.13)    14.93       2.14      (3.22)     3.16      3.72      5.14
                                         ------     ------     ------    ------     ------    ------     ------    ------    ------

Total from investment operations           1.76     (10.25)     (4.81)    15.30       2.42     (3.07)      3.42      4.06      5.49

Distributions from net
investment income                         (0.00)     (0.25)     (0.32)    (0.37)     (0.28)    (0.15)     (0.26)    (0.34)    (0.35)
Distributions from net
realized gain                             (0.00)     (0.00)     (1.13)    (2.12)     (1.83)    (0.16)     (1.96)    (3.36)    (2.77)
                                         ------     ------     ------    ------     ------    ------     ------    ------    ------

Total distributions                       (0.00)     (0.25)     (1.45)    (2.49)     (2.11)    (0.31)     (2.22)    (3.70)    (3.12)
Net change in net asset value              1.76     (10.50)     (6.58)    12.44       0.31     (3.53)      1.20      0.36      2.37
Net asset value as of end
of the period                             25.97      24.21      34.71     41.29      28.85     28.54      32.07     30.87     30.51
                                         ------     ------     ------    ------     ------    ------     ------    ------    ------

Total return
(Sales load not reflected)                 7.27%    -29.5%      -12.4%     51.7%       8.5%    -10.0%      11.1%     13.3%     19.5%

Net assets, end of period
(in thousands)                          $39,849    $36,723    $49,245   $52,773    $32,555   $33,021    $37,941   $35,549   $32,236

Ratio of operating expense
to net assets**                            1.42%      1.32%      1.14%     1.11%      1.13%     1.18%      1.15%     1.21%     1.28%

Ratio of net investment income
to average net assets**                    0.92%      0.89%      0.87%     1.01%      0.89%     0.49%      0.79%     1.04%     1.12%

Portfolio turnover**                       23.9%      32.6%      29.3%     59.7%      87.3%     32.4%      53.9%     51.2%    48.72%

Number of shares
outstanding at end of period***        1,534,246 1,516,709  1,368,171 1,211,783  1,058,230 1,156,952  1,111,377 1,038,561   965,769


                                          Year      Year       Year     First
                                           End       End        End     Seven
                                         12/31     12/31      12/31    Months
                                          1994      1993       1992   4/30/83
                                                                       ****
NET ASSET VALUE AT BEGINNING
OF PERIOD                               $30.00    $29.95     $29.19    $12.50
                                        ------    ------     ------    ------

Investment income                       $ 0.72    $ 0.62     $ 0.62    $ 0.38
Expenses                                  0.40      0.33       0.28      0.20
                                        ------    ------     ------    ------

Net investment income                     0.32      0.29       0.34      0.18
Net realized & unrealized
gain (loss) on investment                (1.43)     0.58       1.10      3.08
                                        ------    ------     ------    ------

Total from investment operations         (1.11)     0.87       1.44      3.26

Distributions from net
investment income                        (0.32)    (0.29)     (0.34)    (0.18)
Distributions from net
realized gain                            (0.43)    (0.53)     (0.34)    (0.19)
                                        ------    ------     ------    ------

Total distributions                      (0.75)    (0.82)     (0.68)    (0.37)

Net change in net asset value            (1.86)     0.05       0.76      2.89
Net asset value as of end
of the period                            28.14     30.00      29.95     15.39
                                        ======    ======     ======    ======

Total return
(Sales load not reflected)                -3.7%      2.9%       4.9%     10.4%

Net assets, end of period
(in thousands)                         $28,368   $31,567    $28,896      $163

Ratio of operating expense
to net assets**                           1.30%     1.11%      1.04%     1.08%

Ratio of net investment income
to average net assets**                   1.04%     0.96%      1.25%     1.69%

Portfolio turnover**                      33.0%    18.36%      13.1%     74.5%

Number of shares
outstanding at end of period***        984,847 1,026,460    945,006    10,592


*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990

**   Annualized (includes state taxes)

*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

**** At this time the Fund was on a fiscal year. Table for 1983-1990 is available on request. Deleted to make space.


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003


COMMON STOCKS:  79.31%
---------------------
                                                        SHARES     MARKET VALUE
                                                        ------     ------------
ALTERNATE ENERGY AS A GROUP:            24.31%
 ALTERNATE ENERGY (GENERAL):             6.43%
 Calpine Corp.                                           35000         231,000
 **Fortis Inc.                                            5000         217,111
 Idacorp Inc.                                           80,000       2,100,000
                                                                   -----------
                                                                     2,548,111
                                                                   -----------
ALTERNATE ENERGY (FUEL CELL):            9.59%
 *FuelCell Energy, Inc.                                300,000       2,457,000
 *Global Thermoelectric (Canada)                       250,000         459,982
 *Hydrogenics Corp.                                  1,000,000         446,000
 *Medis Technologies Ltd.                               25,000         178,250
 *Plug Power Inc.                                       50,000         233,500
 *Stuart Energy                                         10,000          24,655
                                                                   -----------
                                                                     3,799,387
                                                                   -----------
ALTERNATE ENERGY (SOLAR CELL):           5.52%
 *AstroPower Inc.                                      205,000         674,450
  Kyocera Corp. (ADR) (Japan)                           25,000       1,425,000
 *Spire Corporation                                     30,000          86,670
                                                                   -----------
                                                                     2,186,120
                                                                   -----------
ALTERNATE ENERGY (WIND):                 2.78%
 **NEG-Micon (Denmark)                                  20,000         204,015
 **Pacific Hydro (Australia)                            91,365         209,560
 **Vestas Wind Systems (Denmark)                        60,000         686,234
                                                                   -----------
                                                                     1,099,809
                                                                   -----------

INDUSTRIAL  CATALYSTS (FUEL CELLS
& CLEAN AIR):                            2.00%
  Engelhard Corp.                                       20,000         495,400
  **Johnson Matthey (United Kingdom)                    20,404         297,306
                                                                   -----------
                                                                       792,706
                                                                   -----------
CLEAN WATER:                             2.98%
 Ameron International                                   15,000         521,550
 Philadelphia Suburban                                  20,000         487,600
 *Tetra Tech                                            10,000         171,300
                                                                   -----------
                                                                     1,180,450
                                                                   -----------


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2003

                                                         SHARES     MARKET VALUE
                                                         ------     ------------
ENVIRONMENTAL (GENERAL):                       1.85%
 *Johnson Outdoors, Inc.                                 30,500          416,325
 *Thermo Electron                                        15,000          315,300
                                                                     -----------
                                                                         731,625
                                                                     -----------
ENERGY CONSERVATION:                           5.67%
 Baldor Electric                                         10,000          206,000
 *Echelon Corp.                                           7,500          103,275
 *Intermagnetics General Corp.                           30,000          595,200
 *International Rectifier                                20,000          536,400
 Linear Technology Corp.                                 25,000          805,250
                                                                     -----------
                                                                       2,246,125
                                                                     -----------
NATURAL FOODS:                                 4.18%
 *Stake Technology (Canada)                              75,000          529,500
 *United Natural Foods                                   40,000        1,125,600
                                                                     -----------
                                                                       1,655,100
                                                                     -----------
RECYCLING:                                     0.10%
 *Caraustar Industries                                    5,000           40,050
                                                                     -----------

NATURAL GAS
TRANSMISSION & DISTRIBUTION:                  34.44%
  Atmos Energy Corp.                                     80,000        1,984,000
 *Golar LNG Ltd. (Norway)                                20,000          213,000
  KeySpan Corp.                                          70,000        2,481,500
  Laclede Group                                          20,000          536,000
  New Jersey Resources                                   50,000        1,775,000
  Nicor Inc.                                             50,000        1,855,500
  Piedmont Natural Gas                                   25,000          970,250
  South Jersey Industries                                35,000        1,289,750
  Questar Corp.                                          60,000        2,008,200
  Washington Gas (District of Columbia)                  20,000          534,000
                                                                     -----------
                                                                      13,647,200
                                                                     -----------
OTHER (FUEL CELL COMPONENTS                    1.52%
& VARIOUS AUTO COMPONENTS):
  Delphi Corp.                                           70,000          604,100
                                                                     -----------

OTHER (INDUSTRIAL GASES INCLUDING
HYDROGEN):                                     2.27%
  Praxair Inc.                                           15,000          901,500
                                                                     -----------
TOTAL COMMON STOCK (COST $31,535,075.22)                             $31,432,282
                                                                     ===========


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2003

CASH, SAVINGS ACCOUNTS,
30 DAY CERTIFICATES OF DEPOSITS AND
U.S. TREASURY BILLS:                                     20.69%

SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union
    Savings 1.00%                                                  $   100,000
  Chittenden Bank
     Money Market 0.95%                                                100,000
  Community Capital Bank
    Certificate of Deposit maturity 7/1/03 1.03%                       100,000
  Self-Help Credit Union
    Certificate of Deposit maturity 8/13/03 1.09%                      100,000
  South Shore Bank
    Certificate of Deposit maturity 7/18/03 1.00%                      100,000

  U.S. Treasury Bills (at various yields maturing at various
  dates in July 2003 maturity value $7,700,000)                      7,697,438
                                                                   -----------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                           $ 8,197,438
                                                                   ===========

Total Common Stock (79.31%)                                        $31,432,282
Bank Money Market and U.S. Treasury Bills (20.69%)                   8,197,438
                                                                   -----------

TOTAL INVESTMENTS (100%)                                           $39,629,720
                                                                   ===========

*Securities for which no cash dividends were paid during the fiscal year. **Foreign Exchange Securities traded on a foreign exchange.
The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003


                                       ASSETS

Investment securities at market value (Cost: $31,535,075)
  (Notes 2A and 5) ............................................  $ 31,432,282
U.S. Treasury Bills at market value ...........................     7,697,438
Cash, Savings and Certificates of Deposit .....................       500,000
Cash ..........................................................       321,133
Receivables:  Dividends .......................................        77,925
              Interest ........................................           510
              Portfolio securities sold .......................          --
              Subscriptions ...................................         7,882
Prepaid Insurance .............................................         2,767
                                                                 ------------

TOTAL ASSETS ..................................................  $ 40,039,937
                                                                 ============

                                   LIABILITIES

Payables:
Capital stock reacquired ......................................  $       --
Advisory fee ..................................................        24,659
Other accounts payable and accruals ...........................        35,811
Portfolio securities purchased ................................       130,547
Dividend distribution payable .................................          --
                                                                 ------------

TOTAL LIABILITIES .............................................       191,018
                                                                 ------------

NET ASSETS ....................................................  $ 39,848,919
                                                                 ============

                             ANALYSIS OF NET ASSETS

Net capital paid in shares of capital stock ...................    45,089,754
Distributable earnings ........................................    (5,240,835)
                                                                 ------------

NET ASSETS (equivalent to $25.97 per share based on
    1,534,245.812 shares of capital stock outstanding) ........  $ 39,848,919
                                                                 ============


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDING JUNE 30, 2003


INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1430) .........   $   384,156
Interest ......................................................        49,002
Other net income ..............................................         1,153
                                                                  -----------
Total Income ..................................................       434,311
                                                                  -----------

EXPENSES:

Management fee (note 4) .......................................       140,921
Custodian fees: PFPC Trust ....................................        12,065
Other .........................................................           214
Auditor .......................................................        11,252
Directors .....................................................         3,224
Filing fees ...................................................         5,539
Postage and printing ..........................................         7,240
Bond and insurance ............................................         3,502
Transfer Agent-PFPC, Inc. .....................................        25,520
Fund pricing-PFPC, Inc. .......................................        16,221
Shareholder service costs .....................................        38,256
                                                                  -----------
Total Expenses ................................................       263,954
                                                                  -----------

NET INVESTMENT INCOME .........................................       170,357
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTE 2B & 5)

Proceeds from sales ...........................................     3,235,385
Cost of securities sold .......................................    (4,087,717)
Foreign currency transactions (gains/loss) ....................        (1,783)
                                                                  -----------
Net Realized Gain/Loss ........................................      (854,115)
                                                                  -----------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

Beginning of period ...........................................    (3,498,307)
End of period .................................................      (102,793)
Foreign currency translations .................................           553
                                                                  -----------
Total Unrealized Appreciation (Depreciation) For The Period ...     3,396,067
                                                                  -----------

Net Realized and Unrealized Gain (Loss) On Investments ........     2,541,952
                                                                  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ 2,712,309
                                                                  ===========



The accompanying notes are an intergral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTHS ENDING JUNE 30, 2003



                                                               2003                2002
                                                               ----                ----
FROM INVESTMENT ACTIVITIES:

Net investment income                                      $    170,357        $    373,183
Net realized gain (loss) from security transactions
   and foreign currency transactions                           (854,115)         (4,459,934)
Unrealized appreciation (depreciation) of investments         3,396,067         (10,980,355)
                                                           ------------        ------------

Increase (decrease) in net assets derived from
investment activities                                         2,712,309         (15,067,106)
                                                           ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income dividends to shareholders               (197)           (369,254)

Distributions (capital gain) to shareholders                          0                   0

FROM CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) from
Capital transactions (note 3)                                   414,244           2,913,950
                                                           ------------        ------------

INCREASE (DECREASE) IN NET ASSETS:                            3,126,356         (12,522,410)

NET ASSETS AT:

Beginning of the period                                      36,722,563          49,244,973
                                                           ------------        ------------

END OF THE PERIOD                                          $ 39,848,919        $ 36,722,563
                                                           ============        ============


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                 NOTES TO UNAUDITED FINANCIAL STATEMENTS FOR THE
                           PERIOD ENDING JUNE 30, 2003

1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982. The investment objective of the Fund is to seek long-term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - Listed investments are stated at the last reported sale price at the closing of a national securities stock exchange and the NASD National Market System on June 30, 2003 and at the mean between the bid and asked price on the over the counter market if not traded on the day of valuation.

B. FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis if not traded on the day of valuation. Short-term notes are stated at amortized cost which approximates fair value.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex- dividend date. Expenses are accrued on a daily basis.

E. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund distributes all of its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities (common stocks) owned by the Fund on June 30, 2003 for federal tax purposes is $31,535,075.

The Fund had realized capital losses of $4,456,809 for 2002 which can be carried forward to future years to offset future net realized capital gains through 2010. For the six months ending June 30, 2003 realized capital losses were $854,115.

                           NEW ALTERNATIVES FUND, INC.
                 NOTES TO UNAUDITED FINANCIAL STATEMENTS FOR THE
                           PERIOD ENDING JUNE 30, 2003

F. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On June 30, 2003, there were 1,534,245.812 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $45,089,754. Transactions in capital stock were as follows:


                                    Six months Ending 6/30/03               Year End 12/31/02
                                    -------------------------               -----------------
                                      Shares         Amount                Shares         Amount
Capital stock sold                  95,157.253    $ 2,291,854            177,206.401    $ 5,145,016
Capital stock issued
Reinvestment of dividends                7.183            174             13,397.950        324,605
Redemptions                        (77,628.357)    (1,877,784)           (92,704.716)    (2,555,670)
                                  ------------    -----------            -----------    -----------
Net Increase (Decrease)             17,536.079    $   414,244             97,899.635    $ 2,913,951
                                  ============    ===========            ===========    ===========

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities, Inc. reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the period ended June 30, 2003 was 1.42%. The Fund pays no remuneration to its officers, David Schoenwald and Maurice Schoenwald, who are also Directors. They are also officers of Accrued Equities, Inc. Accrued Equities, Inc. is the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission will be shared with other brokers who actually sell new shares. Their share of the commission may vary. The Fund paid Accrued Equities, Inc. a total of $10,617 in underwriting fees for the period ended June 30, 2003. The Fund also paid Accrued Equities, Inc. $16,732 in commissions for the period ended June 30, 2003.

5) PURCHASES AND SALES OF SECURITIES - For the six months period ended June 30, 2003, the aggregate cost of securities purchased totaled $5,432,410. Net realized gains (loss) were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 2003 was $3,235,385.

6) DIRECTORS FEES - The amount charged for the six months ended June 30, 2003 for Directors compensation was $3,224. Only non-interested Directors are compensated. A non-interested Director is not part of the management of the Fund. Each non-interested Director receives $500 of compensation and one Director may receive payment for travel costs to Directors meetings. There was no additional compensation paid to any Director for board service. See note 4 for compensation regarding interested Directors.

7) PROXY VOTING - The Fund has proxy voting policies which are available, without charge, upon request by calling the Fund at 800-423-8383. Proxy votes of the Fund are available by calling the Fund.

                                                              EXHIBIT EX-99.CERT

              CERTIFICATION (SECTION 302 OF THE SARBANES-OXLEY ACT)


I, David J. Schoenwald, certify that:

1.  I have reviewed this report on Form N-CSR of New Alternatives Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of
1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant and which is made known to us by others, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report are my conclusion about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's certifying officer has disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions)

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial date and have identified for the registrant's auditors any material weaknesses, if any, in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

The registrant's certifying officer has indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

The registrant has adopted a code of ethics that applies to the principal executive officer and any other involved member. The code of ethics is contained in the Statement of Additional Information, which is available by calling the Fund.

The registrant has adopted a proxy voting policy, which is contained in the Statement of Additional Information, which is available by calling the Fund.

The registrant has an independent audit committee with one member. The registrant's Directors have voted to determine the audit committee member is a financial expert under the securities law statutes.

              July 23, 2003
Date: ______________________________
                                         /s/

                                               ---------------------------------
                                               David J. Schoenwald
                                               President


                                   SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                       New Alternatives Fund, Inc.
(Registrant)___________________________________________

By (Signature and Title)


       /s/
*____________________________________________________
      David J. Schoenwald, President


                 July 23, 2003
Date_________________________________________________

                                                          EXHIBIT EX-99.906.CERT







                     CERTIFICATIONS PURSUANT TO SECTION 906
                        OF THE SARBANES-OXLEY ACT OF 2002



I, David J. Schoenwald, President of New Alternatives Fund, Inc. certify that:

1. This report on Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in this report on Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of New Alternatives Fund, Inc.



Date: July 23, 2003                              /s/ David J. Schoenwald
                                                 -------------------------------
                                                 President
                                                 New Alternatives Fund, Inc.